Note 1 - Business and Summary of Significant Accounting Policies (Detail) (USD $)	12 Months Ended													12 Months Ended									12 Months Ended										12 Months Ended
	Dec. 30, 2012	Dec. 25, 2011	Dec. 26, 2010	Dec. 31, 2008	Dec. 25, 2010	Dec. 30, 2012 Corporate Owned [Member] Michigan [Member] Bagger Dave's [Member]	Dec. 30, 2012 Corporate Owned [Member] Indiana [Member] Bagger Dave's [Member]	Dec. 30, 2012 Corporate Owned [Member] BWW [Member]	Dec. 30, 2012 Franchise [Member] Missouri [Member] Bagger Dave's [Member]	Dec. 30, 2012 Franchise [Member] BWW [Member]	Dec. 31, 2017 Additional Corporate Owned [Member] Bagger Dave's [Member]	Dec. 31, 2017 Required Under Area Development Agreement [Member] BWW [Member]	Sep. 25, 2012 Ansley Group [Member]	Dec. 25, 2011 Building [Member]	Dec. 25, 2011 Furniture and Fixtures [Member] Minimum [Member]	Dec. 25, 2011 Furniture and Fixtures [Member] Maximum [Member]	Dec. 25, 2011 Leasehold Improvements [Member] Minimum [Member]	Dec. 25, 2011 Leasehold Improvements [Member] Maximum [Member]	Dec. 25, 2011 Michigan [Member] BWW [Member]	Dec. 30, 2012 Indiana [Member] BWW [Member]	Dec. 25, 2011 Florida [Member] BWW [Member]	Dec. 25, 2011 Illinois [Member] BWW [Member]	Dec. 30, 2012 Minimum [Member] Franchise Fees [Member]	Dec. 30, 2012 Minimum [Member] Favorable and Unfavorable Leases [Member]	Dec. 30, 2012 Minimum [Member] Loan Fees [Member]	Dec. 30, 2012 Maximum [Member] Franchise Fees [Member]	Dec. 30, 2012 Maximum [Member] Favorable and Unfavorable Leases [Member]	Dec. 30, 2012 Maximum [Member] Loan Fees [Member]	Dec. 30, 2012 BWW [Member]	Dec. 25, 2011 BWW [Member]	Sep. 23, 2004 Original Company [Member]	Dec. 25, 2011 Bagger Dave's [Member]	Dec. 30, 2012 Bagger Dave's [Member]	Dec. 30, 2012 Trademarks [Member]	Dec. 30, 2012 Noncompete Agreements [Member]
Number of Restaurants						10	1	44	1	1	50	47							15	4	10	4							45	33	7
Proceeds from Issuance Initial Public Offering (in Dollars)				$ 735,000
Stock Issued During Period, Shares, New Issues (in Shares)				140,000
IFA Franchisee Members	12,000
IFA Franchisor Members	1,000
Equity Method Investment, Ownership Percentage													100.00%
Fiscal Year Accounting Period Weeks	53	52
Franchise Agreement Term																																	15 years
Royalty Percentage	5.00%																															5.00%
Deferred Revenue (in Dollars)		146,898			78,818
Finite-Lived Intangible Asset, Useful Life																							10 years	7 years	5 years	20 years	16 years	7 years						15 years	3 years
Property, Plant and Equipment, Useful Life														39 years	3 years	7 years	5 years	15 years
Advertising Expense (in Dollars)		2,700,000	3,300,000
Pre-Opening Costs (in Dollars)	$ 1,792,168	$ 714,330	$ 1,800,000
Concentration Risk, Percentage		76.00%	70.00%